Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales of available-for-sale securities	¥ 34,587	¥ 16,705	¥ 8,500
Gross realized gains	5,858	1,196	608
Gross realized losses	¥ 1,156	¥ 1,162	¥ 445